INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2013
INVENTORIES [Abstract]
Schedule of Inventory
	December 31,
	2013	2012

Raw materials	$3,693	$2,371
Finished products	10,105	7,592

	$13,798	$9,963